UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

This report on Form N-Q relates solely to the Registrant’s Equity-Income Portfolio series (a “Fund”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

September 30, 2015

1.808778.111
VIPEI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
		Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.8%
General Motors Co.		1,401,700	$42,079,034
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC		33,600	535,223
Dunkin' Brands Group, Inc.		263,500	12,911,500
McDonald's Corp. (a)		457,800	45,107,034
Whitbread PLC		7,356	519,445
Yum! Brands, Inc.		223,900	17,900,805
			76,974,007
Household Durables - 0.6%
M.D.C. Holdings, Inc.		458,800	12,011,384
Tupperware Brands Corp.		364,600	18,044,054
			30,055,438
Leisure Products - 0.8%
Mattel, Inc.		1,056,000	22,239,360
New Academy Holding Co. LLC unit (b)(c)(d)		127,200	19,063,464
			41,302,824
Media - 1.5%
Comcast Corp. Class A		1,187,843	67,564,510
Time Warner, Inc.		151,600	10,422,500
			77,987,010
Multiline Retail - 1.9%
Kohl's Corp.		242,175	11,215,124
Macy's, Inc.		462,300	23,725,236
Target Corp.		775,160	60,974,086
			95,914,446
Specialty Retail - 0.8%
Foot Locker, Inc.		276,100	19,870,917
GNC Holdings, Inc.		421,000	17,016,820
Stage Stores, Inc.		706,300	6,949,992
			43,837,729

TOTAL CONSUMER DISCRETIONARY			408,150,488

CONSUMER STAPLES - 9.3%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR (e)		130,200	13,842,864
Molson Coors Brewing Co. Class B		417,900	34,694,058
The Coca-Cola Co.		667,700	26,788,124
			75,325,046
Food & Staples Retailing - 3.1%
CVS Health Corp.		792,600	76,470,048
Tesco PLC		1,920,600	5,334,648
Wal-Mart Stores, Inc.		743,078	48,181,178
Walgreens Boots Alliance, Inc.		243,907	20,268,672
Whole Foods Market, Inc.		234,600	7,425,090
			157,679,636
Food Products - 1.2%
B&G Foods, Inc. Class A		337,813	12,313,284
Sanderson Farms, Inc. (e)		90,500	6,205,585
The Hershey Co.		497,200	45,682,736
			64,201,605
Household Products - 3.0%
Procter & Gamble Co.		2,174,719	156,449,285
Personal Products - 0.2%
Avon Products, Inc.		2,680,000	8,710,000
Tobacco - 0.3%
Philip Morris International, Inc.		206,995	16,420,913

TOTAL CONSUMER STAPLES			478,786,485

ENERGY - 9.8%
Energy Equipment & Services - 0.6%
Ensco PLC Class A		567,276	7,987,246
National Oilwell Varco, Inc.		181,806	6,844,996
Oceaneering International, Inc.		157,300	6,178,744
Schlumberger Ltd.		141,400	9,752,358
			30,763,344
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.		250,886	15,151,006
Apache Corp.		645,268	25,268,695
Avance Gas Holding Ltd. (e)		411,826	5,248,687
BG Group PLC		1,480,800	21,361,853
BW LPG Ltd.		840,798	5,234,494
Cameco Corp. (e)		318,700	3,885,537
Chevron Corp.		2,167,980	171,010,262
CONSOL Energy, Inc. (e)		788,235	7,724,703
Foresight Energy LP		451,600	2,407,028
Golar LNG Ltd.		130,900	3,649,492
Kinder Morgan, Inc.		861,600	23,849,088
Legacy Reserves LP		1,295,801	5,299,826
Markwest Energy Partners LP		643,729	27,622,411
Noble Energy, Inc.		347,000	10,472,460
Suncor Energy, Inc.		1,935,600	51,765,878
The Williams Companies, Inc. (a)		1,417,249	52,225,626
Williams Partners LP		1,276,856	40,757,244
			472,934,290

TOTAL ENERGY			503,697,634

FINANCIALS - 25.5%
Banks - 12.7%
Bank of America Corp.		3,082,800	48,030,024
BB&T Corp.		126,900	4,517,640
Comerica, Inc.		612,748	25,183,943
First Niagara Financial Group, Inc.		1,599,114	16,326,954
FirstMerit Corp.		973,721	17,205,650
JPMorgan Chase & Co. (a)		3,475,164	211,880,749
KeyCorp		1,316,000	17,121,160
Lloyds Banking Group PLC		4,385,500	4,992,721
M&T Bank Corp. (a)		600,791	73,266,462
Regions Financial Corp.		3,391,600	30,558,316
Standard Chartered PLC (United Kingdom)		1,102,060	10,683,041
SunTrust Banks, Inc.		917,500	35,085,200
U.S. Bancorp (a)		1,859,438	76,255,552
Wells Fargo & Co. (a)		1,625,486	83,468,706
			654,576,118
Capital Markets - 5.3%
Apollo Investment Corp. (e)		2,026,947	11,107,670
Ares Capital Corp.		1,204,095	17,435,296
Ares Management LP		503,150	8,795,062
KKR & Co. LP		4,136,121	69,404,110
Morgan Stanley		555,475	17,497,463
Pershing Square Holdings Ltd. (b)		111,439	2,397,053
State Street Corp.		800,402	53,795,018
The Blackstone Group LP		2,777,226	87,954,747
TPG Specialty Lending, Inc.		398,000	6,539,140
			274,925,559
Insurance - 5.0%
ACE Ltd. (a)		524,011	54,182,737
MetLife, Inc.		1,830,670	86,316,091
Prudential Financial, Inc.		390,462	29,757,109
The Chubb Corp.		522,700	64,109,155
The Travelers Companies, Inc.		218,345	21,731,878
			256,096,970
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.		719,848	13,461,158
Annaly Capital Management, Inc.		1,233,509	12,174,734
Care Capital Properties, Inc.		37,747	1,243,009
Coresite Realty Corp.		115,247	5,928,306
Cousins Properties, Inc.		926,300	8,540,486
Crown Castle International Corp.		48,000	3,785,760
Duke Realty LP		764,500	14,563,725
First Potomac Realty Trust		1,276,657	14,043,227
Piedmont Office Realty Trust, Inc. Class A		672,924	12,038,610
Public Storage		26,500	5,608,195
Retail Properties America, Inc.		649,632	9,153,315
Sabra Health Care REIT, Inc.		180,800	4,190,944
Two Harbors Investment Corp.		839,034	7,400,280
Ventas, Inc.		150,990	8,464,499
			120,596,248
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.		591,408	9,409,301

TOTAL FINANCIALS			1,315,604,196

HEALTH CARE - 9.8%
Biotechnology - 0.4%
Amgen, Inc.		161,871	22,389,997
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.		346,600	11,385,810
DENTSPLY International, Inc.		200,500	10,139,285
Medtronic PLC		907,252	60,731,449
St. Jude Medical, Inc. (a)		159,946	10,090,993
			92,347,537
Pharmaceuticals - 7.6%
AbbVie, Inc.		339,800	18,488,518
GlaxoSmithKline PLC		2,308,600	44,311,048
Johnson & Johnson		2,828,168	264,009,482
Pfizer, Inc. (a)		1,005,512	31,583,132
Sanofi SA		182,756	17,398,391
Teva Pharmaceutical Industries Ltd. sponsored ADR		232,300	13,115,658
			388,906,229

TOTAL HEALTH CARE			503,643,763

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.5%
General Dynamics Corp.		111,700	15,409,015
Raytheon Co.		155,100	16,946,226
The Boeing Co.		305,600	40,018,320
United Technologies Corp.		648,271	57,689,636
			130,063,197
Air Freight & Logistics - 3.3%
C.H. Robinson Worldwide, Inc.		218,328	14,798,272
PostNL NV (b)		4,812,100	17,518,398
United Parcel Service, Inc. Class B		1,366,737	134,883,275
			167,199,945
Airlines - 0.2%
Copa Holdings SA Class A		204,700	8,583,071
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.		531,000	18,850,500
Republic Services, Inc.		155,726	6,415,911
			25,266,411
Electrical Equipment - 1.2%
Eaton Corp. PLC		508,400	26,080,920
Emerson Electric Co.		840,103	37,107,350
			63,188,270
Industrial Conglomerates - 4.4%
General Electric Co.		8,980,076	226,477,517
Machinery - 0.5%
Cummins, Inc.		75,200	8,165,216
Deere & Co.		247,700	18,329,800
			26,495,016
Professional Services - 0.1%
Acacia Research Corp.		649,426	5,896,788

TOTAL INDUSTRIALS			653,170,215

INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 3.1%
Cisco Systems, Inc.		3,663,831	96,175,564
QUALCOMM, Inc.		1,193,139	64,107,358
			160,282,922
Electronic Equipment & Components - 0.4%
Hitachi Ltd.		1,324,000	6,680,944
TE Connectivity Ltd.		244,361	14,634,780
			21,315,724
Internet Software & Services - 0.4%
Yahoo!, Inc. (b)		699,300	20,216,763
IT Services - 2.6%
IBM Corp.		635,423	92,117,272
Paychex, Inc. (a)		915,269	43,594,262
			135,711,534
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.		2,374,300	34,878,467
Broadcom Corp. Class A		456,974	23,502,173
Maxim Integrated Products, Inc.		722,400	24,128,160
			82,508,800
Software - 1.2%
Microsoft Corp. (a)		1,357,924	60,101,716
Technology Hardware, Storage & Peripherals - 2.9%
EMC Corp.		3,850,800	93,035,328
First Data Holdings, Inc. Class B (b)(d)		6,341,091	28,915,375
Hewlett-Packard Co.		563,100	14,420,991
Seagate Technology LLC		255,700	11,455,360
			147,827,054

TOTAL INFORMATION TECHNOLOGY			627,964,513

MATERIALS - 1.4%
Chemicals - 0.6%
LyondellBasell Industries NV Class A		166,300	13,862,768
Potash Corp. of Saskatchewan, Inc.		718,700	14,772,530
Syngenta AG sponsored ADR		11,300	720,714
Tronox Ltd. Class A		451,800	1,974,366
			31,330,378
Containers & Packaging - 0.5%
Packaging Corp. of America		228,500	13,746,560
WestRock Co.		215,200	11,069,888
			24,816,448
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.		505,278	4,896,144
Nucor Corp.		254,500	9,556,475
			14,452,619

TOTAL MATERIALS			70,599,445

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.		2,972,293	96,837,306
TDC A/S		1,537,800	7,915,443
Verizon Communications, Inc.		2,083,059	90,633,897
			195,386,646
Wireless Telecommunication Services - 0.1%
KDDI Corp.		195,600	4,378,135

TOTAL TELECOMMUNICATION SERVICES			199,764,781

UTILITIES - 5.3%
Electric Utilities - 5.0%
American Electric Power Co., Inc.		520,171	29,576,923
Entergy Corp.		295,800	19,256,580
Exelon Corp.		2,713,700	80,596,890
NextEra Energy, Inc.		99,783	9,733,832
PPL Corp.		1,636,100	53,811,329
Southern Co.		1,227,777	54,881,632
Xcel Energy, Inc.		259,700	9,195,977
			257,053,163
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.		768,500	13,863,740

TOTAL UTILITIES			270,916,903

TOTAL COMMON STOCKS
(Cost $4,638,330,332)			5,032,298,423

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		2,325	2,193,545
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%		24,485	1,690,934
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%		27,600	2,156,112

TOTAL CONVERTIBLE PREFERRED STOCKS			6,040,591

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)		5,922	5,940,692
TOTAL PREFERRED STOCKS
(Cost $10,655,673)			11,981,283
		Principal Amount(g)	Value

Corporate Bonds - 0.8%
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	4,778,753
Household Durables - 0.0%
Jarden Corp. 1.875% 9/15/18		1,230,000	1,971,075
TOTAL CONSUMER DISCRETIONARY			6,749,828
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		1,383,000	1,245,004
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		7,335,000	7,293,741
			8,538,745
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (f)		4,600,000	4,427,500
Internet Software & Services - 0.0%
Twitter, Inc. 1% 9/15/21 (f)		3,360,000	2,862,300
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (h)		3,920,000	705,600
3% 12/15/20 (h)		5,580,000	1,004,400
NXP Semiconductors NV 1% 12/1/19 (f)		1,910,000	2,109,356
			3,819,356
TOTAL INFORMATION TECHNOLOGY			11,109,156

TOTAL CONVERTIBLE BONDS			26,397,729

Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (f)		3,880,000	3,426,525
CONSUMER STAPLES - 0.2%
Food Products - 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (f)		2,481,000	2,647,723
Post Holdings, Inc. 7.375% 2/15/22		3,375,000	3,425,625
			6,073,348
Tobacco - 0.1%
Vector Group Ltd. 7.75% 2/15/21		3,450,000	3,647,944
TOTAL CONSUMER STAPLES			9,721,292
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (h)		5,250,000	26,250

TOTAL NONCONVERTIBLE BONDS			13,174,067

TOTAL CORPORATE BONDS
(Cost $58,321,175)			39,571,796

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (Cost $3,931,535)(f)(i)	EUR	2,560,000	3,074,220
		Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.18% (j)		86,377,728	86,377,728
Fidelity Securities Lending Cash Central Fund, 0.20% (j)(k)		42,556,984	42,556,984
TOTAL MONEY MARKET FUNDS
(Cost $128,934,712)			128,934,712
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $4,840,173,427)			5,215,860,434
NET OTHER ASSETS (LIABILITIES) - (1.4)%			(69,564,723)
NET ASSETS - 100%			$5,146,295,711

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
ACE Ltd.	11/20/15 - $115.00	2,578	$340,986	$(70,895)
JPMorgan Chase & Co.	11/20/15 - $67.50	9,072	1,066,484	(217,728)
M&T Bank Corp.	10/16/15 - $125.00	1,000	198,687	(107,500)
McDonald's Corp.	11/20/15 - $105.00	1,144	101,814	(98,384)
Microsoft Corp.	11/20/15 - $47.00	4,800	455,992	(288,000)
Paychex, Inc.	12/18/15 - $50.00	4,764	391,641	(262,020)
Pfizer, Inc.	11/20/15 - $35.00	2,513	103,031	(42,721)
St. Jude Medical, Inc.	10/16/15 - $75.00	832	98,472	(6,240)
The Williams Companies, Inc.	11/20/15 - $52.50	2,551	317,082	(51,020)
U.S. Bancorp	11/20/15 - $44.00	9,297	569,245	(316,098)
Wells Fargo & Co.	11/20/15 - $55.00	4,063	410,355	(164,552)
TOTAL WRITTEN OPTIONS			$4,053,789	$(1,625,158)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $230,904,426.

 (b) Non-income producing

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,978,839 or 0.9% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,560,810 or 0.7% of net assets.

 (g) Amount is stated in United States dollars unless otherwise noted.

 (h) Non-income producing - Security is in default.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$25,364,364
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$254,522
Fidelity Securities Lending Cash Central Fund	250,345
Total	$504,867

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$408,150,488	$389,087,024	$--	$19,063,464
Consumer Staples	478,786,485	473,451,837	5,334,648	--
Energy	503,697,634	482,335,781	21,361,853	--
Financials	1,321,544,888	1,310,611,475	10,933,413	--
Health Care	505,837,308	444,127,869	61,709,439	--
Industrials	653,170,215	653,170,215	--	--
Information Technology	627,964,513	592,368,194	6,680,944	28,915,375
Materials	70,599,445	70,599,445	--	--
Telecommunication Services	201,455,715	197,077,580	4,378,135	--
Utilities	273,073,015	273,073,015	--	--
Corporate Bonds	39,571,796	--	39,571,796	--
Preferred Securities	3,074,220	--	3,074,220	--
Money Market Funds	128,934,712	128,934,712	--	--
Total Investments in Securities:	$5,215,860,434	$5,014,837,147	$153,044,448	$47,978,839
Derivative Instruments:
Liabilities
Written Options	$(1,625,158)	$(1,625,158)	$--	$--
Total Liabilities	$(1,625,158)	$(1,625,158)	$--	$--
Total Derivative Instruments:	$(1,625,158)	$(1,625,158)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $4,847,494,086. Net unrealized appreciation aggregated $368,366,348, of which $912,547,211 related to appreciated investment securities and $544,180,863 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 25, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2015